THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED MAY 19, 2014 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2014

(CLASS A SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES)

NOTICE OF FUNDS NO LONGER AVAILABLE FOR PURCHASE

Effective May 16, 2014, the following Huntington Funds are no longer available for purchase:

Huntington Fixed Income Securities Fund — Class A Shares and Institutional Shares;

Huntington Intermediate Government Income Fund — Class A Shares and Institutional Shares;

Huntington Mortgage Securities Fund — Class A Shares and Institutional Shares;

Huntington Ohio Tax-Free Fund — Class A Shares and Institutional Shares; and

Huntington Short/Intermediate Fixed Income Securities Fund — Class A Shares and Institutional Shares.

THE HUNTINGTON FUNDS

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Mid Corp America Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Fund

Huntington VA Mortgage Securities Fund

SUPPLEMENT DATED MAY 19, 2014 TO THE HUNTINGTON VA FUNDS’

PROSPECTUS DATED APRIL 30, 2014

NOTICE OF FUNDS NO LONGER AVAILABLE FOR PURCHASE

Effective May 16, 2014, the following Huntington VA Funds are no longer available for purchase:

Huntington VA Balanced Fund;

Huntington VA Growth Fund;

Huntington VA Real Strategies Fund;

Huntington VA Rotating Markets Fund; and

Huntington VA Mortgage Securities Fund.

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